Summary of Movement in Provisions for Unpaid Claims (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	$ 4,879	$ 4,896
Claims costs for current accident year	3,242	2,529
Prior accident years claims development (favourable) unfavourable	(490)	(341)
Discount rate	(335)	(83)
Provision for adverse deviation	(35)	(2)
Claims and related expenses	2,382	2,103
Current accident year	(1,449)	(1,052)
Prior accident years	(1,126)	(1,068)
Cash paid for claims	(2,575)	(2,120)
Balance as at end of year	4,686	4,879
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	5,096	5,142
Claims costs for current accident year	3,292	2,629
Prior accident years claims development (favourable) unfavourable	(446)	(354)
Discount rate	(340)	(84)
Provision for adverse deviation	(35)	(3)
Claims and related expenses	2,471	2,188
Current accident year	(1,449)	(1,085)
Prior accident years	(1,218)	(1,136)
Cash paid for claims	(2,667)	(2,221)
Increase (decrease) in reinsurance/other recoverables	(21)	(13)
Balance as at end of year	4,879	5,096
Reinsurance/ other recoverable [member]
Disclosure Of Movement In Provisions For Unpaid Claims [line items]
Balance as at beginning of year	217	246
Claims costs for current accident year	50	100
Prior accident years claims development (favourable) unfavourable	44	(13)
Discount rate	(5)	(1)
Provision for adverse deviation	0	(1)
Claims and related expenses	89	85
Current accident year	0	(33)
Prior accident years	(92)	(68)
Cash paid for claims	(92)	(101)
Increase (decrease) in reinsurance/other recoverables	(21)	(13)
Balance as at end of year	$ 193	$ 217